DIVIDEND (Details Narrative) - USD ($)	May 06, 2025	Apr. 05, 2025	Aug. 02, 2024
Dividend
Dividend amount paid	$ 300,000	$ 500,000	$ 80,000
Dividend amount paid per share	$ 6	$ 10	$ 1.6